Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Thousands	May 31, 2019	May 31, 2018
Cash is comprised of:
Cash in bank	$ 129,998	$ 15,073
Short-term deposits	420,799	44,664
Cash and cash equivalents	$ 550,797	$ 59,737